Consolidated Statements of Net Income - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 30, 2022	Oct. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues			$ 1,900,503	$ 1,646,255	$ 7,211,859	$ 6,151,361	$ 5,445,990
Operating expenses:
Cost of operations			1,146,941	989,518	4,336,012	3,654,074	3,276,808
Selling, general and administrative			193,667	163,414	696,467	612,337	537,632
Depreciation			204,059	179,950	763,285	673,730	621,102
Amortization of intangibles			39,282	37,635	155,675	139,279	131,302
Impairments and other operating items			1,865	1,878	18,230	32,316	466,718
Operating income			314,689	273,860	1,242,190	1,039,625	412,428
Interest expense			(68,353)	(41,324)	(202,331)	(162,796)	(162,375)
Interest income			2,715	137	5,950	2,916	5,253
Other income (expense), net			3,174	(3,466)	3,154	6,285	(1,392)
Loss on early extinguishment of debt					0	(115,288)	0
Income before income tax provision			252,225	229,207	1,048,963	770,742	253,914
Income tax provision			(54,389)	(48,839)	(212,962)	(152,253)	(49,922)
Net income			197,836	180,368	836,001	618,489	203,992
Plus (less): Net loss (income) attributable to noncontrolling interests			(23)	(44)	(339)	(442)	685
Net income attributable to Waste Connections			$ 197,813	$ 180,324	$ 835,662	$ 618,047	$ 204,677
Earnings per common share attributable to Waste Connections' common shareholders:
Basic			$ 0.77	$ 0.70	$ 3.25	$ 2.37	$ 0.78
Diluted			$ 0.77	$ 0.69	$ 3.24	$ 2.36	$ 0.78
Shares used in the per share calculations:
Basic			257,372,942	258,946,933	257,383,578	261,166,723	263,189,699
Diluted			257,988,971	259,560,983	258,038,801	261,728,470	263,687,539
Cash dividends per common share	$ 0.255	$ 0.23	$ 0.255	$ 0.230	$ 0.945	$ 0.845	$ 0.760